CANCELLATION OF LICENSE AGREEMENT (Narrative) (Details) - CAD ($)	Oct. 03, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cancellation Of License Agreement [Line Items]
Prepaid amount		$ 379,456	$ 115,372
Former Trademark Licensee [Member]
Disclosure Of Cancellation Of License Agreement [Line Items]
Credit note to former Trademark licensee	$ 1,542,492
Accounts payable offset	705,301
Inventory bought back	1,776,589
Prepaid amount	$ 600,000